Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Without Sales Load [Member] | C000111140
Average Annual Return [Line Items]
Average Annual Return, Percent	7.77%	0.43%	1.58%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%	0.42%	1.97%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	0.68%	1.63%